Segment Information (Tables)	12 Months Ended
May 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment were as follows:
For the year ended May 31, 2018

	K-12 AST, test preparation and other courses	Others	Consolidated
	US$	US$	US$
Net revenues	2,022,978	424,452	2,447,430

Operating cost and expenses:
Cost of revenues	(869,012)	(196,728)	(1,065,740)
Selling and marketing	(193,851)	(99,549)	(293,400)
General and administrative	(504,985)	(108,343)	(613,328)
Unallocated corporate expenses	—	—	(212,003)

Total operating cost and expenses	(1,567,848)	(404,620)	(2,184,471)

Operating income	455,130	19,832	262,959

Segment assets	1,898,504	844,691	2,743,195
Unallocated corporate assets	—	—	1,234,517

Total assets	1,898,504	844,691	3,977,712

For the year ended May 31, 2019

	K-12 AST, test preparation and other courses	Others	Consolidated
	US$	US$	US$
Net revenues	2,605,829	490,662	3,096,491

Operating cost and expenses:
Cost of revenues	(1,128,355)	(247,914)	(1,376,269)
Selling and marketing	(212,170)	(145,228)	(357,398)
General and administrative	(675,315)	(149,193)	(824,508)
Unallocated corporate expenses	—	—	(236,409)

Total operating cost and expenses	(2,015,840)	(542,335)	(2,794,584)

Gain on disposal of a subsidiary	—	—	3,627
Operating income (loss)	589,989	(51,673)	305,534

Segment assets	2,226,344	1,118,884	3,345,228

Unallocated corporate assets	—	—	1,301,331

Total assets	2,226,344	1,118,884	4,646,559

For the year ended May 31, 2020

	K-12 AST, test preparation and other courses	Others	Consolidated
	US$	US$	US$
Net revenues	3,040,741	537,941	3,578,682

Operating cost and expenses:
Cost of revenues	(1,304,239)	(284,660)	(1,588,899)
Selling and marketing	(218,739)	(202,733)	(421,472)
General and administrative	(729,125)	(179,349)	(908,474)
Unallocated corporate expenses	—	—	(260,834)

Total operating cost and expenses	(2,252,103)	(666,742)	(3,179,679)

Operating income (loss)	788,638	(128,801)	399,003

Segment assets	3,588,900	1,388,730	4,977,630
Unallocated corporate assets	—	—	1,579,255

Total assets	3,588,900	1,388,730	6,556,885